Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The provision for income taxes for the years ended December 31, 2022, 2021 and 2020 was computed at the United Kingdom statutory income tax rate. The net loss (income) realized by the Company’s domestic and foreign entities before the calculation of income tax was $89.7 million and $(1.2) million in 2022, respectively. The net loss realized by the Company’s domestic and foreign entities before the calculation of income tax in 2021 was $141.2 million and $(1.0) million, respectively. The net loss realized by the Company’s domestic and foreign entities before the calculation of income tax in 2020 was $96.9 million and $(0.7) million, respectively. The income tax provision for the years then ended comprised (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Current expense:
United Kingdom	$—	$—	$—
Foreign	524	513	287
Total current expense:	$524	$513	$287
Deferred benefit
United Kingdom	—	—	—
Foreign	(156)	(171)	(158)
Total deferred benefit:	(156)	(171)	(158)
Total income tax expense:	$368	$342	$129

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Income taxes at UK statutory rate of 19%	$(16,806)	$(26,609)	$(18,277)
R&D expenditure	—	—	5,756
Foreign rate differential	62	69	42
Change in valuation allowance	19,280	40,508	15,691
U.S. state income taxes	35	21	(13)
Change in tax rates	(4,627)	(16,777)	—
Other	2,425	3,130	(3,070)
	$368	$342	$129

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 consist of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$78,057	$64,527
Depreciation	(538)	(885)
Accrued expenses	531	393
Non-cash share-based compensation	2,686	4,900
Other	168	26
Total deferred tax assets	$80,904	$68,961
Valuation allowance	(80,369)	(68,584)
Net deferred tax assets	$535	$377

As of December 31, 2022 and 2021, the Company had U.K. net operating loss carryforwards of approximately $310.8 million and $258.1 million, respectively.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and were as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Valuation allowance at beginning of year	$68,584	$24,450
Increases recorded to income tax provision	11,785	44,134
Valuation allowance at end of year	$80,369	$68,584

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2022, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets in the United Kingdom and Ireland will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2022 and 2021 on the United Kingdom and Ireland net deferred tax assets.

The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2022 and 2021.

The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2022 and 2021, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations.

The Company and its subsidiaries file income tax returns in the U.K., the U.S., Germany, and Ireland. Generally, the tax years through 2022 remain open to examination by the major taxing jurisdictions to which the Company is subject. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the federal, state, or foreign tax authorities, if such tax attributes are utilized in a future period.

During the second quarter of 2021, the Finance Act 2021 (the Act) was enacted in the United Kingdom. The Act increases the main corporate income tax rate from 19% to 25% effective April 1, 2023 and enhances the first-year capital allowance on qualifying new plant and machinery assets effective April 1, 2021. The effects on the Company’s existing deferred tax balances have been recorded and is offset by the valuation allowance maintained against the Company’s U.K. net deferred tax assets.